Summary of Significant Accounting Policies (Policies) - EBP 001 [Member]	12 Months Ended
Dec. 31, 2025
EBP, Accounting Policy [Line Items]
Basis of Accounting

Basis of Accounting

The Plan prepares its financial statements in conformity with accounting principles generally accepted in the United States of America (“US GAAP”), using the accrual basis of accounting, which recognizes revenue when it is earned and expenses as they are incurred.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with US GAAP requires the Plan’s management to make estimates and assumptions that affect the reported amounts of assets, liabilities, and changes therein, disclosure of contingent assets and liabilities, and the reported amounts of additions and deductions to net assets during the period. Actual results could differ from those estimates.

Fair Value Measurements

Fair Value Measurements

The Plan follows US GAAP guidance on Fair Value Measurements which defines fair value and establishes a fair value hierarchy organized into three levels based upon the input assumptions used in pricing assets. Level 1 inputs have the highest reliability and are related to assets with unadjusted quoted prices in active markets. Level 2 inputs relate to assets with other than quoted prices in active markets which may include quoted prices for similar assets or liabilities or other inputs which can be corroborated by observable market data. Level 3 inputs are unobservable and are used to the extent that observable inputs do not exist.

Investment Valuation and Income Recognition

Investment Valuation and Income Recognition

The Plan’s investments are stated at fair value. Purchases and sales of investments are recorded on a trade-date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Net appreciation (depreciation) includes the Plan’s gains and losses on investments bought and sold during the year as well as those held at the end of the year.

Shares of common stock of the Plan Sponsor held by the Plan are valued at the closing price on The New York Stock Exchange.

Other shares of common stock are valued at the closing price reported on the active market on which the individual securities are traded.

Interest-bearing cash which is comprised of money market funds is valued at amortized cost, which approximates fair value. The fund invests primarily in short-term, high-quality debt securities.

Mutual funds held by the Plan are valued at fair value based on the daily closing price as reported by the funds. All of the mutual funds are open-ended and are registered with the Securities and Exchange Commission. These mutual funds are required to publish their daily net asset value (“NAV”) and to transact at that price. Pooled separate accounts are reported at the value reported to the Plan by the insurance company, which represents the fair value of the underlying investments comprising the accounts. The common/collective trusts are valued at NAV of units held by the Plan. The NAV, as provided by the trustee, is used as a practical expedient to estimate fair value. The NAV is based on the fair value of the underlying investments held by the fund less its liabilities. The practical expedient is not used when it is determined to be probable that the fund will sell the investment for an amount different than the reported NAV.

Pursuant to US GAAP guidance, alternative investments where fair value is measured using NAV are not categorized within the fair value hierarchy.

Notes Receivable from Participants

Notes Receivable from Participants

Notes receivable from participants are measured at their unpaid principal balance plus any accrued but unpaid interest. Delinquent participant loans are reclassified as distributions based upon the terms of the Plan agreement. Interest is recorded on the accrual basis.

Payment of Benefits	Payment of Benefits Benefits are recorded when paid.
Expenses

Expenses

With the exception of the Plan’s recordkeeping fees and participant loan expenses (loan setup and loan maintenance fees) which are charged to the individual participant’s account, all other administrative expenses incurred by the Plan are paid by the Plan Sponsor and are excluded from these financial statements.

Expenses relating to investment management are paid directly by the respective investment vehicle and are included in net appreciation in fair value of investments.